Business Combination (Tables)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

(in thousands)
Assets
Cash	$213
Other current assets	176
Accounts receivables	1,578
Inventories	924
Property, plant and equipment	5,317
Intangible assets	12,766
Total assets acquired	$20,974

Liabilities
Current liabilities	$2,488
Deferred tax liabilities	4,716
Total liabilities assumed	$7,204
Net assets acquired	$13,770

Consideration:
Cash consideration paid	$36,784
Goodwill	$23,014